Post-Employment Benefits (Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost recognized in Unaudited Condensed Consolidated Statements of Operations
Amortization of net (gain) loss	$ (100)	$ 400	$ 100
Net periodic (benefit) cost	(88)	(82)
Net loss (gain)	64	(359)	(10)
OPEB Plan [Member]
Cost recognized in Unaudited Condensed Consolidated Statements of Operations
Service cost	4	3	10
Interest cost	18	22	43
Expected return on plan assets	(67)	(60)	(53)
Amortization of net (gain) loss	(43)	(47)
Net periodic (benefit) cost	(88)	(82)	0
Net loss (gain)	64	(359)	(10)
Total recognized in other comprehensive income	64	(359)	(10)
Total recognized in net periodic benefit cost and other comprehensive income	$ (24)	$ (441)	$ (10)